                                                     Registration No. 333-05593
                                                     Registration No. 811-07659
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [_]
                        Pre-Effective Amendment No.                  [_]
                      Post-Effective Amendment No. 58                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [_]
                             Amendment No. 272                       [X]
                       (Check appropriate box or boxes)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                               -----------------

                 Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [X]On April 30, 2012 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post Effective Amendment No. 58 ("PEA") to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2012 TO THE CURRENT VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Both the Prospectus and statement of additional information are hereby incorporated by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

SPECIAL SERVICES CHARGES

Effective on May 1, 2012, we will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. Please note the following changes to your current Prospectus.

1. FEE TABLE

The following are added to the Fee table:

SPECIAL SERVICES CHARGES
Wire transfer charge/(1)/        Current and Maximum Charge:  $90
Express mail charge/(1)/         Current and Maximum Charge:  $35
Duplicate contract charge/(2)/   Current and Maximum Charge:  $35

--------------------------------------------------------------------------------
(1)Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)The charge for this service must be paid using funds outside of your contract. Please see "Charges and expenses" below for more information.

2. CHARGES AND EXPENSES

The following is added to the section of your prospectus that describes the charges and expenses associated with your policy.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

                Distributed by affiliate AXA Advisors, LLC and
               for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234

                   EVM-101 (2/12)                                       #307082

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.     Not applicable.

         3.     (a)       Distribution Agreement dated as of January 1, 1998
                          among The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf of certain separate accounts and Equitable
                          Distributors, Inc., incorporated herein by reference with the Registration Statement, File No. 333-64749 on August 5, 2011.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

                (c) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement, File No. 333-05593, on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                          Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                (e) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the

                          Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                (f) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                (g) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed with this Registration Statement, File No. 333-05593, on
                          April 20, 2005.

                (h) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

                (i) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (j) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (k) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (l) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

                (m) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4(File No. 2-30070) to Exhibit 3(q), filed on
                          April 20, 2009.

                (n) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

                (o) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4.     (a)       Form of group annuity contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

                (c) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (d) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 (File No. 33-83750), filed August 31, 1995.

                (e) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

                (f) Forms of data pages for the Rollover IRA, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                (g) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                          No. 333-05593 on October 9, 1996.

                (h) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

                (i) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

                (j) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

                (k) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

                (l) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (m) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

                (n) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

                (o) Forms of data pages for the Accumulator, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                (p) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

                (q) Form of Defined Benefit endorsement no. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to Exhibit 4 (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

                (r) Form of Guaranteed Interest Account endorsement no. 98ENGIAII, and data pages 94ICA/B, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

                (s) Form of data pages for Equitable Accumulator TSA, previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

                (t) Form of Endorsement Applicable to TSA Certificates, previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

                (u) Form of data pages for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on November 30, 1998.

                (v) Form of data pages (as revised), for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

                (w) Form of Endorsement No. 98 ENIRAI to Contract No. 1050-94IC and the Certificate under the Contract, previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

                (x)       Forms of data pages for Equitable Accumulator

                          Flexible Premium IRA and Flexible Premium Roth IRA, previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

                (y) Form of data pages for Equitable Accumulator Contracts (NQ, QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

                (z) Form of data pages for the new version of Equitable Accumulator previously filed with this Registration Statement, File No. 333-05593 on Form N-4 on November 23, 1999.

                (a)(a) Form of Endorsement (Form No. 2000 ENIRAI-IM) to be used with IRA certificates, previously filed with this Registration Statement No. 333-05593 on Form N-4 on April 25, 2000.

                (b)(b) Form of Endorsement applicable to Roth IRA Contracts Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-05593 on
                          April 25, 2001.

                (c)(c) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

                (d)(d) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 33-05593 on April 25, 2001.

                (e)(e) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

                (f)(f) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File
                          No. 333-05593 on April 25, 2001.

                (g)(g) Form of Amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

                (h)(h) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-05593 on
                          April 25, 2001.

                (i)(i) Form of Data Pages for Accumulator, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

                (j)(j) Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

                (k)(k) Form of Endorsement applicable to Fixed Maturity Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-05593 on
                          December 20, 2001.

                (l)(l) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

                (m)(m) Form of Guaranteed Minimum Income Benefit Rider, Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

                (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-05593 on

                          December 20, 2001.

                (o)(o) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

                (p)(p) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

                (q)(q) Form of Data Page for Accumulator, Form No. 2002DPCore previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

                (r)(r) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (s)(s) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to
                          Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (t)(t) Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

                (u)(u) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (v)(v) Form of Protection Plus Optional Death Benefit Rider, Form. No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (w)(w) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR incorporated herein by reference to Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (x)(x) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (y)(y) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to
                          Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (z)(z) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (a)(b) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to
                          Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (a)(c) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

                (a)(d) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

                (a)(e) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85. Filed with this Registration File No. 333-05593 on
                          April 24, 2003.

                (a)(f) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

                (a)(g) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit) (No. 2002 GMIB). Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

                (a)(h) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB). Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

                (a)(i) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB. Filed with this Registration Statement File
                          No. 333-05593 on May 8, 2003.

                (a)(j) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85]. Filed with this Registration Statement File
                          No. 333-05593 on May 8, 2003.

                (a)(k) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

                (a)(l) Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

                (a)(m) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

                (a)(n) Form of Spousal Protection Rider applicable to [Non-Qualified] [Certificate/Contract]s (No. 2003 SPPRO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

                (a)(o) Form of Data Pages (No. 2003 DPTOBCO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

                (a)(p) Form of Data Pages (No. 2003DP). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

                (a)(q) Form of Data Pages (No. 2003 DPCORE). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

                (a)(r) Form of Guaranteed Withdrawal Benefit ("GWB") Rider (No. 2004 GWB-A). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

                (a)(s) Form of Guaranteed Withdrawal Benefit ("GWB") Rider (No. 2004 GWB-B). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

                (a)(t)    Form of Data Pages (2004DPGWB). Filed with this

                          Registration Statement File No. 333-05593 on May 3, 2004.

                (a)(u) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

                (a)(v) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

                (a)(w) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

                (a)(x) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

                (a)(y) Form of Change of Ownership Endorsement (2004COO). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

                (a)(z) Form of Endorsement Applicable to TSA Contracts (2004TSA). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

                (a)(a)(a) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

                (b)(b)(b) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

                (c)(c)(c) Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85
                          GMDB). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

                (d)(d)(d) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B. Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

                (e)(e)(e) Form of flexible premium deferred fixed and variable annuity contract (No. 2006BASE-I-A). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

                (f)(f)(f) Form of Data Page (No. 2006GWB DP). Filed with the
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (g)(g)(g) Form of Data Page (No. 2006DP). Filed with the
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (h)(h)(h) Form of Data Page (No. 2006DPTOBCO). Filed with the
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (i)(i)(i) Form of Endorsement (No. 2006TSA-GWB). Filed with the
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (j)(j)(j) Form of Endorsement (No. 2006CRT). Filed with the
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (k)(k)(k) Form of Endorsement (No. 2006FMO). Filed with the
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (l)(l)(l) Form of Endorsement (No. 2006IRA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (m)(m)(m) Form of Endorsement (No. 2006IRA-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (n)(n)(n) Form of Endorsement (No. 2006NQ-ACC). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (o)(o)(o) Form of Endorsement (No. 2006NQ-GWB). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (p)(p)(p) Form of Endorsement (No. 2006QP-ACC). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (q)(q)(q) Form of Endorsement (No. 2006QP-GWB). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (r)(r)(r) Form of Endorsement (No. 2006ROTH-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (s)(s)(s) Form of Endorsement (No. 2006ROTH-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (t)(t)(t) Form of Endorsement (No. 2006TSA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (u)(u)(u) Form of Endorsement (No. 2006INHIRA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (v)(v)(v) Form of Endorsement (No. 2006INHROTH-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (w)(w)(w) Form of Rider (No. 2006GWB). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (x)(x)(x) Form of Rider (No. 2006EEB). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (y)(y)(y) Form of Rider (No. 2006GMAB). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (z)(z)(z) Form of Rider (No. 2006GMDB-AR). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (a)(a)(b) Form of Rider (No. 2006GMDB-GR). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (a)(a)(c) Form of Rider (No. 2006GMDBOPR). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (a)(a)(d) Form of Rider (No. 2006GMIB). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (a)(a)(e) Form of Rider (No. 2006GMIBOPR). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (a)(a)(f) Form of Data Page (No. 2006DPCore). Filed with this
                          Registration Statement File No. 333-05593 on June 14, 2006.

                (a)(a)(g) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007DP). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(h) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007GWBL DP). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(i) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007DPTOBCO). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(j) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPCore). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(k) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPSelect). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(l) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPPlus). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(m) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPElite). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(n) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(o) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIBOPR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(p) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIBOPR-R). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(q) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-GR-6). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(r) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-GR-3). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(s) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDBOPR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(t) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-AR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(u) Form of Rider for Individual Fixed and Variable
                          Annuity (2006GWB - rev 5-07 NQ). Filed with this Registration Statement File No. 333-05593 on

                          January 30, 2007.

                (a)(a)(v) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007DB-ACC). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(w) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007DB-GWB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(x) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007NQ-ACC). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(y) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007NQ-GWB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(z) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006IRA-ACC-rev 5-07). Filed with this Registration Statement File No. 333-05593 on
                          January 30, 2007.

                (a)(b)(a) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006IRA-GWB - rev 5-07). Filed with this Registration Statement File No. 333-05593 on
                          January 30, 2007.

                (a)(b)(b) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006ROTH-ACC - rev 5-07). Filed with this Registration Statement File No. 333-05593 on
                          January 30, 2007.

                (a)(b)(c) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006ROTH-GWB - rev 5-07). Filed with this Registration Statement File No. 333-05593 on
                          January 30, 2007.

                (a)(b)(d) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007MMDCA). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(b)(e) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007COO). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(b)(f) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007PREDB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (a)(b)(g) Form of Guaranteed Withdrawal Benefit (("GWB")
                          (rev0208)). Filed with this Registration Statement File No. 333-05593 on October 15, 2007.

                (a)(b)(h) Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208)) previously filed with this Registration Statement File
                          No. 333-05593 on April 23, 2008.

                (a)(b)(i) Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein by reference to Exhibit 4 (a) (b) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(j) Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement 2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(k) Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(l) Form of Endorsement Applicable to the Right to Add an
                          Optional Guaranteed Withdrawal Benefit for Life ("GWBL") or Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2008ADOPT), incorporated herein by reference to Exhibit 4(a) (b) (u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(m) Form of Guaranteed Minimum Death Benefit Rider w/
                          Optional Reset (GMBD) (No. 2008GMDBOPR), incorporated herein by reference to Exhibit 4 (a) (b) (v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(n) Form of Guaranteed Minimum Death Benefit Rider (GMDB)
                          (No. 2008 GMDBSA), incorporated herein by reference to Exhibit 4(a) (b) (w) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(o) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (No. 2008GMIB), incorporated herein by reference to Exhibit 4
                          (a) (b) (x) to the Registration Statement (File
                          No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(p) Form of Endorsement Applicable to Credits Applied to
                          Annuity Account Value (No. 2008TRBNS), incorporated herein by reference to Exhibit 4 (a) (b) (y) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(q) Form of Endorsement Applicable to the Deferment
                          Provision (No. 2008DEFER), incorporated herein by reference to Exhibit 4(a) (b) (z) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(r) Form of Endorsement Applicable to IRA Contracts (No.
                          2008IRA-ACC), incorporated herein by reference to
                          Exhibit 4(a) (c) (a) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(s) Form of Endorsement Applicable to Custodial Contracts
                          (No. 2008IRA-CSTDL-NS), incorporated herein by reference to Exhibit 4 (a) (c) (b) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(t) Form of Endorsement Applicable to IRA Contracts (No.
                          2008IRA-GWB), incorporated herein by reference to
                          Exhibit 4(a) (c) (c) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(u) Form of Endorsement Applicable to ROTH-IRA Contracts
                          (No. 2008ROTH-ACC), incorporated herein by reference to Exhibit 4(a) (c) (d) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(v) Form of Endorsement Applicable to ROTH-IRA Contracts
                          (No. 2008ROTH-GWB), incorporated herein by reference to Exhibit 4(a) (c) (e) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(w) Form of Endorsement Applicable to SEP-IRA Contracts
                          (No. 2008SEPIRA-ACC), incorporated herein by reference to Exhibit 4(a) (c) (f) to the

                          Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(x) Form of Endorsement Applicable to SEP-IRA Contracts
                          (No. 2008SEPIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (g) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(y) Form of Endorsement Applicable to Simple IRA
                          Contracts (No. 2008SIMIRA-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (h) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(z) Form of Endorsement Applicable to Simple IRA
                          Contracts (No. 2008SIMIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (i) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(a) Form of Non-Spousal Beneficiary Continuation Option
                          (BCO) Tax-Qualified Retirement Plan Funds Direct Rollover to Traditional IRA Endorsement (No. 2008TQNSBCO), incorporated herein by reference to
                          Exhibit 4 (a) (c) (j) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(b) Form for use with Certificate Form
                          No. 2006BASEA/2006BASEB or Contract Form No.
                          2006BASE-I-A/2006BASE-I-B (Depending on Jurisdiction) Marketed as AXA Equitable's "Accumulator Series 08" ("Accumulator", "Accumulator Select", "Accumulator Plus" and "Accumulator Elite", incorporated herein by reference to Exhibit 4 (a) (c) (k) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(c) Form of Data Pages (No. 2008DPBCO - INH/NSDR),
                          previously filed with this Registration Statement File No. 333-05593 on August 22, 2008.

                (a)(c)(d) Form of Data Pages (No. 2008DPCore), previously filed with this Registration Statement File No. 333-05593 on August 22, 2008.

                (a)(c)(e) Form of Endorsement Applicable to the Right to Add an
                          Optional Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2009ADOPT), incorporated herein by reference to Exhibit 4 (a) (c) (o) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(f) Form of Endorsement Applicable to Investment Options
                          (Form No. 2009GOA), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(g) Form of Endorsement Applicable to GWBL Maturity Date
                          Annuity Benefit (Form No. 2009GWBLMD), incorporated herein by reference to Exhibit 4 (a) (c) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(h) Form of Endorsement Applicable to Section 6.02,
                          "Payment Upon Death" (Form No. 2009DBENDO), incorporated herein by reference to Exhibit 4
                          (a) (c) (s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(i) Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider Annual Ratchet to Age [85] (Form No.
                          2009GMDBAR), incorporated herein by reference to
                          Exhibit 4 (a) (c) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(j) Form of Guaranteed Minimum Death Benefit Rider (Form
                          No. 2009GMDBOPR), incorporated herein by reference to
                          Exhibit 4 (a) (c) (u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(k) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (Form No. 2009GMIB), incorporated herein by reference to Exhibit 4
                          (a) (c) (v) to the Registration Statement (File
                          No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(l) Form of Endorsement Applicable to Guaranteed Interest
                          Special Dollar Cost Averaging (Form No. 2009SDCA), previously filed with this Registration Statement
                          No. 333-05593 on May 14, 2009.

                (a)(c)(m) Form of Data Pages, (Form No. 2009DPCore), previously filed with this Registration Statement No. 333-05593 on May 14, 2009.

                (a)(c)(n) Form of Data Pages (Form No. 2009DPWVR), incorporated herein by reference to Exhibit 4 (a) (c) (x) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(o) Form of Data Pages (Form No. 2009DP), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

         5.     (a)       Forms of application used with the IRA, NQ and Fixed
                          Annuity Markets, incorporated herein by reference to
                          Exhibit 5(a) to the Registration Statement on Form
                          N-4 (File No. 33-83750), filed February 27, 1998.

                (b) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, incorporated herein by reference to Exhibit 5(b)(i) to the Registration Statement on Form N-4 (File
                          No. 33-83750), filed April 23, 1996.

                (c) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

                (d) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

                (e) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ AND QP), previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

                (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on May 22, 1998.

                (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on November 30, 1998.

                (h) Form of Enrollment Form/Application (as revised) for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

                (i) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement File
                          No. 333-05593 on April 30, 1999.

                (j)       Form of application for Accumulator, Form
                          No. 2002App01, incorporated herein by reference to
                          Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (k)       Form of application for Accumulator, Form
                          No. 2002App02, incorporated herein by reference to
                          Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                (l)       Form of application for Accumulator(R), Form
                          No. 2004App02, filed with this Registration Statement File No. 333-05593 on April 20, 2006.

                (m) Form of Application (No. 2006 App 02). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (n) Form of Application (No. 2006 App 01). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

                (o) Form of Application for Accumulator (2007APP 01). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (p) Form of Application for Accumulator (2007APP 02). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

                (q)       Form of Application for Accumulator (R), Form
                          No. 2008 App 01 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on August 22, 2008.

                (r)       Form of Application for Accumulator (R), Form
                          No. 2008 App 02 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on August 22, 2008.

                (s) Form of Application for Accumulator(R), Form No. 2009 App 01 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on May 14, 2009.

                (t) Form of Application for Accumulator(R), Form No. 2009 App 02 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on May 14, 2009.

         6.     (a)       Restated Charter of Equitable, as amended January 1,
                          1997, previously filed with this Registration
                          Statement No. 333-05593 on March 6, 1997.

                (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

                (c) By-Laws of AXA Equitable, as amended September 7, 2004, filed with this Registration Statement File No. 333-05593.

                (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7.     N/A

         8.     (a)       Participation Agreement among EQ Advisors Trust,
                          Equitable, Equitable Distributors, Inc. and EQ
                          Financial Consultants, Inc., (now AXA

                          Advisors, LLC) incorporated herein by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed
                          August 28, 1997.

                (b) Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference with the Registration Statement File
                          Nos. 333-17217 and 811-07953, filed on December 10,
                          2001.

                (c) Amended and Restated Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
                          February 7, 2003.

         9.     (a)       Opinion and Consent of Jonathan E. Gaines, Esq., Vice
                          President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration
                          Statement No. 333-05593 on April 30, 1998.

                (b) Opinion and Consent of Robin Wagner, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-05593 on November 23, 1999.

                (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, File No. 333-05593 on April 20, 2006.

                (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, File No. 333-05593 on April 23, 2008.

                (e) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, File No. 333-05593 on April 23, 2009.

                (f) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, File No. 333-05593 on May 14, 2009.

                (g) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA

                          Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, File No. 333-05593 on April 22, 2010.

                (h) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

         10.    (a)       Consent of the independent registered public
                          accounting firm to be filed by amendment.

                (b)       Powers of Attorney are filed herewith.

         11.    Not applicable.

         12.    Not applicable.

         13.    Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
----------------                --------------------------

DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                 Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan                 Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                      Director, Chairman of the Board and
                                   Chief Executive Officer

*Andrew J. McMahon                 Director and President

OTHER OFFICERS

*Andrea Nitzan                     Executive Vice President

*Bertrand Poupart-Lefarge          Executive Vice President, Chief
                                   Investment Officer and Treasurer

*Alvin H. Fenichel                 Senior Vice President and Chief
                                   Accounting Officer

*Salvatore Piazzolla               Senior Executive Vice President

*Mary Fernald                      Senior Vice President and Chief
                                   Underwriting Officer

*David Kam                         Senior Vice President and Actuary

*Richard S. Dziadzio               Senior Executive Vice President and
                                   Chief Financial Officer

*Andrew Raftis                     Senior Vice President and Auditor

*Kevin E. Murray                   Executive Vice President

*Anne M. Katcher                   Senior Vice President and Senior
                                   Actuary

*Anthony F. Recine                 Senior Vice President, Chief Compliance
                                   Officer and Deputy General Counsel

*Karen Field Hazin                 Vice President, Secretary and Associate
                                   General Counsel

*Dave S. Hattem                    Senior Vice President and General
                                   Counsel

*Richard V. Silver                 Senior Executive Vice President, Chief
                                   Administrative Officer and Chief Legal
                                   Officer

*Michel Perrin                     Senior Vice President and Actuary

*Naomi J. Weinstein                Vice President

*Charles A. Marino                 Executive Vice President and Chief
                                   Actuary

*Nicholas B. Lane                  Senior Executive Vice President and
                                   President, Retirement Savings

*David W. O'Leary                  Executive Vice President

*Robert O. Wright, Jr.             Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 Set forth below are the subsidiary charts for the Holding Company and AXA:

                 (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-178750) on Form N-4, filed December 23, 2011.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 27. Number of Contractowners

         As of December 31, 2011, there were 125,243 Qualified Contract owners and 84,780 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company, or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                 Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
----------------                   -------------------------------------------

*Andrew J. McMahon                 Director, Chairman of the Board and Chief
                                   Financial Protection & Wealth Management
                                   Officer

*Christine Nigro                   President and Director

*Richard S. Dziadzio               Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director, Vice Chairman of the Board and
                                   Chief Sales Officer

*Frank Massa                       Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*William Degnan                    Senior Vice President and Divisional
                                   President

*David M. Kahal                    Senior Vice President

*Vincent Parascandola              Senior Vice President

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Patricia Roy                      Chief Compliance Officer

*Maurya Keating                    Vice President and Associate General Counsel

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief
                                   Retirement Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection &
                                   Wealth Management Officer

*Gary Hirschkron                   Executive Vice President

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Joanne Pietrini-Smith             Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Diana L. Keary                    Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Mark D. Scalercio                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Norman J. Abrams                  Vice President and General Counsel

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

                 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                 AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

                 The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of February, 2012.

                                       SEPARATE ACCOUNT NO. 49 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Dodie Kent
                                            -----------------------------------
                                            Dodie Kent
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of February, 2012.

                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                        By:  /s/ Dodie Kent
                                             ----------------------------------
                                             Dodie Kent
                                             Vice President and Associate
                                             General Counsel

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio           Senior Executive Vice President and Chief
                               Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel             Senior Vice President and Chief Accounting
                               Officer

*DIRECTORS:

Mark Pearson              Danny L. Hale                  Ramon de Oliveira
Henri de Castries         Anthony J. Hamilton            Lorie A. Slutsky
Denis Duverne             Peter S. Kraus                 Ezra Suleiman
Charlynn Goins            Andrew J. McMahon              Richard C. Vaughan

*By:      /s/ Dodie Kent
          -------------------------
          Dodie Kent
          Attorney-in-Fact

February  28, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                    TAG VALUE
-----------                                                    ---------

9(h)        Opinion and Consent of Counsel                     EX-99.9h

10(b)       Powers of Attorney                                 EX-99.10b